Lease Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Liabilities [Abstract]
LEASE LIABILITIES

NOTE 8. LEASE LIABILITIES

The Company currently occupies office space in Midland, Texas and Hermosa Beach, California under a month - to - month arrangement. The Company is reviewing its options regarding continued use of these office spaces and will continue to expense the cost to use these offices. On July 31, 2025, the Company provided notice to vacate the Hermosa Beach office no later than August 29, 2025.

There are no future minimum rental payments required under operating leases as of June 30, 2025, and December 31, 2024.

NOTE 8. LEASE LIABILITIES

The Company currently occupies office space in Midland, Texas under a month - to - month arrangement. The Company is reviewing its options regarding continued use of this office space and will continue to expense the cost to use this office.

On May 27, 2022, the Company entered into a 12-month lease agreement for office space in Hermosa Beach, California. The lease had a base monthly rent of approximately $2,550 expired on May 31, 2023. The Company reached an agreement with the lessor to continue occupancy of this space on a month-to-month basis. It is the Company’s intention to remain at this location though June 30, 2025. The Company will review options regarding the continuation of using this office space but has begun to expense the cost to use this office starting June 1, 2024.

Other information related to leases as of December 31, 2024, and 2023, is as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term
Operating leases	—	0.21 years
Weighted-average discount rate
Operating leases	—	2.85%

The are no future minimum rental payments required under the operating leases as of December 31, 2024.

A reconciliation of current lease liabilities as recognized in the consolidated balance sheets as of December 31, 2024 and December 31, 2023, is as follows:

	December 31, 2024	December 31, 2023
Lease liabilities – current	$—	$12,750
Total future minimum lease payments	—	12,750
Less imputed interest	—	(60)
Total	$—	$12,690